Employee benefits liabilities - Disclosure of weighted average assumptions to determine defined benefit obligations (Details)	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.60%	0.98%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.85%	0.00%
Future salary increase rate	0.00%	0.00%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	2.99%	0.00%
Future salary increase rate	1.50%	0.00%
Weighted average ultimate healthcare cost trend rate	4.00%	0.00%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.15%	0.00%
Future salary increase rate	3.50%	0.00%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	3.26%	0.00%
Future salary increase rate	1.25%	0.00%
Weighted average ultimate healthcare cost trend rate	4.00%	0.00%
UK | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	1.82%	1.30%
Future salary increase rate	0.00%	0.00%
France | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	1.14%	0.65%
Future salary increase rate	1.82%	1.82%
Germany | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	1.38%	0.65%
Germany | Pension benefits | Minimum
Disclosure of defined benefit plans [line items]
Future salary increase rate	2.30%	2.30%
Germany | Pension benefits | Maximum
Disclosure of defined benefit plans [line items]
Future salary increase rate	2.55%	2.55%